Securities (Gross Unrealized Gains and Losses on Available-For-Sale Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale:
Available-for-sale securities gross unrealized gains	$ 3,030,291	$ 3,235,812
Available-for-sale securities gross unrealized losses	913,409	1,096,243
U.S. Government Agencies Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized losses	31,635	103,197
U.S. States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	1,959,662	1,674,221
Available-for-sale securities gross unrealized losses	66,808	181,152
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	1,070,629	1,556,536
Available-for-sale securities gross unrealized losses	814,421	811,894
Other Available-for-Sale Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains		$ 5,055
Available-for-sale securities gross unrealized losses	$ 545